As filed with the Securities and Exchange Commission on November 5, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-6742

                                  MONARCH FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                          David I. Goldstein, President
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                    Date of fiscal year end: August 31, 2004

                    Date of reporting period: August 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

MONARCH                                 ANNUAL REPORT
FUNDS                                   AUGUST 31, 2004



                                        DAILY ASSETS TREASURY FUND

                                        DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

                                        DAILY ASSETS GOVERNMENT FUND

                                        DAILY ASSETS CASH FUND



                                 [MONARCH LOG0]

  MONARCH FUNDS
--------------------------------------------------------------------------------

  A MESSAGE TO OUR SHAREHOLDERS
  August 31, 2004

Dear Shareholders:

During most of the past year the Federal Reserve Bank continued to focus its efforts on moving the economy forward and encouraging job growth. It succeeded so well, that by June, it began to raise the Federal Funds Rate to stop a growing inflationary bias. The Federal Funds Rate is still under the stated rate of inflation, and, for that reason, your portfolio management team believes that short-term rates will remain higher than inflation well into 2005. As a result, the portfolios' average maturities are being kept very short to take advantage of potentially rising rates.

We are pleased to report that Daily Assets Government Fund, our oldest fund, continued to exhibit strong performance for the year end August 31, 2004. For the one-, five- and ten-year periods ended as of that date, the Fund's Universal Shares ranked 18 out of 158, 6 out of 90, and 2 out of 46, respectively, within the Government and Agencies Institutional Funds category tracked by iMoneyNet, Inc. (The Universal Shares 7-day simple yield, as of August 31, 2004, was 1.37%. The Fund's administrator has voluntarily agreed to waive certain fees and reimburse expenses. To the extent these waivers or reimbursements were not in effect, the Fund's 7-day simple yield as of August 31 would have been 1.32%).

As stated in our last report to you, for nearly 12 years, we have remained committed to maintaining a $1.00 per share price through the skilled and prudent portfolio management you expect. We thank all of our investors and the financial intermediaries we service for their continued support. Please feel free to call us with your questions or comments at (800) 754-8757.

Monarch Funds

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. Investment return will fluctuate and current performance may be lower or higher than the performance data quoted. For the most recent month end performance, please call (800) 754-8757. iMoneyNet, Inc. Rankings are based on total return and will vary for other share classes.

Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, and is not endorsed or guaranteed by any bank or any affiliate of a bank. Forum Fund Services, LLC, distributor. (10/04)

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Trustees
Monarch Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Daily Assets Treasury Fund, Daily Assets Government Obligations Fund, Daily Assets Government Fund and Daily Assets Cash Fund (formerly Treasury Cash Fund, Daily Assets Government Fund, Government Cash Fund and the Cash Fund, respectively) (collectively, the "Funds"), each a series of the Monarch Funds, as of August 31, 2004, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Daily Asset Treasury Fund, Daily Assets Government Obligations Fund, Daily Asset Government Fund and Daily Asset Cash Fund as of August 31, 2004, the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended, and financial highlights for each of the years or periods in the five-year period then ended in conformity with accounting principles generally accepted in the United States of America.

                                        [KPMG LOGO]

October 19, 2004

  MONARCH FUNDS
--------------------------------------------------------------------------------

  SCHEDULE OF INVESTMENTS - DAILY ASSETS TREASURY FUND
  August 31, 2004

    FACE                                    SECURITY
   AMOUNT                                 DESCRIPTION                               RATE          MATURITY         VALUE
------------      ------------------------------------------------------------      -----         --------      ------------
                  U.S. TREASURY BILLS (A) - (63.1%)
$100,000,000      U.S. Treasury Bill                                                1.30%         09/02/04      $ 99,996,389
                                                                                                                ------------

                  Total U.S. Treasury Bills                                                                       99,996,389
                                                                                                                ------------

                  REPURCHASE AGREEMENTS - (37.0%)
  18,402,000      Bank of America, to be repurchased at $18,402,751;
                     collateralized by various U.S. Treasury Obligations            1.47          09/01/04        18,402,000
  20,260,000      Deutsche Bank, to be repurchased at $20,260,867;
                     collateralized by various U.S. Treasury Obligations            1.54          09/01/04        20,260,000
  20,000,000      Merrill Lynch & Co., Inc., to be repurchased at $20,000,861;
                     collateralized by various U.S. Treasury Obligations            1.55          09/01/04        20,000,000
                                                                                                                ------------

                  Total Repurchase Agreements                                                                     58,662,000
                                                                                                                ------------

                  Total Investments at Amortized Cost* - (100.1%)                                               $158,658,389
                  Other Assets and Liabilities, Net - (0.1%)                                                        (139,334)
                                                                                                                ------------
                  NET ASSETS - (100.0%)                                                                         $158,519,055
                                                                                                                ============

                  PORTFOLIO HOLDINGS
                  % OF TOTAL INVESTMENTS
                  U.S. Treasury Bills                                               63.0%
                  Repurchase Agreements                                             37.0%

          (A) Rates shown are annualized yields at time of purchase.
          * Cost for federal income tax purposes is the same as for financial statement purposes.

See Notes to Financial Statements.
 4

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

  SCHEDULE OF INVESTMENTS - DAILY ASSETS GOVERNMENT OBLIGATIONS FUND August 31, 2004

   FACE                                    SECURITY
  AMOUNT                                 DESCRIPTION                               RATE          MATURITY         VALUE
-----------      ------------------------------------------------------------      -----         --------      -----------
                 U.S. GOVERNMENT SECURITIES - (95.4%)
                 FEDERAL HOME LOAN BANK - DISCOUNT NOTES (A) - (95.4%)
$ 3,200,000      FHLB                                                              1.42%         09/01/04      $ 3,200,000
  1,200,000      FHLB                                                              1.22          09/03/04        1,199,919
  2,020,000      FHLB                                                              1.48          09/08/04        2,019,419
  2,125,000      FHLB                                                              1.04          10/12/04        2,122,507
 10,730,000      FHLB                                                              1.53          10/15/04       10,709,935
    190,000      FHLB                                                              1.58          10/18/04          189,608
                                                                                                               -----------

                 Total U.S. Government Securities                                                               19,441,388
                                                                                                               -----------
  SHARES
-----------
                 MONEY MARKET FUND - (4.7%)
    952,714      Dreyfus Prime Treasury Cash Management Fund                                                       952,714
                                                                                                               -----------

                 Total Investments at Amortized Cost* - (100.1%)                                               $20,394,102
                 Other Assets and Liabilities, Net - (0.1)%                                                        (11,460)
                                                                                                               -----------
                 NET ASSETS - (100.0%)                                                                         $20,382,642
                                                                                                               ===========

                 PORTFOLIO HOLDINGS
                 % OF TOTAL INVESTMENTS
                 U.S. Government Securities                                        95.4%
                 Money Market Fund                                                  4.7%

          (A) Rates shown are annualized yields at time of purchase.
          * Cost for federal income tax purposes is the same as for financial statement purposes.

See Notes to Financial Statements.

  MONARCH FUNDS
--------------------------------------------------------------------------------

  SCHEDULE OF INVESTMENTS - DAILY ASSETS GOVERNMENT FUND
  August 31, 2004

    FACE                                    SECURITY
   AMOUNT                                 DESCRIPTION                               RATE          MATURITY         VALUE
------------      ------------------------------------------------------------      -----         --------      ------------
                  U.S. GOVERNMENT SECURITIES - (76.3%)
                  FEDERAL HOME LOAN BANK - DISCOUNT NOTES (A) - (17.9%)
$ 59,000,000      FHLB                                                              1.47%         09/01/04      $ 59,000,000
                                                                                                                ------------

                  FEDERAL NATIONAL MORTGAGE ASSOCIATION - DISCOUNT NOTES (A) -
                  (43.0%)
 141,962,000      FNMA                                                              1.48          09/01/04       141,962,000
                                                                                                                ------------

                  SMALL BUSINESS ADMINISTRATION (B) - (15.4%)
      29,715      Pool #500536                                                      3.25          05/25/13            30,223
     143,173      Pool #501690                                                      2.38          12/25/16           143,173
     388,838      Pool #501733                                                      2.25          02/25/17           391,697
     310,970      Pool #501077                                                      2.75          11/25/14           310,970
     118,307      Pool #501308                                                      2.75          10/25/15           118,307
     867,480      Pool #501543                                                      2.63          07/25/16           867,480
     388,404      Pool #501898                                                      2.50          07/25/17           388,404
     425,697      Pool #501989                                                      2.38          10/25/12           429,091
   1,903,712      Pool #502150                                                      2.25          02/25/18         1,915,005
      60,588      Pool #502161                                                      2.25          02/25/18            60,588
     603,840      Pool #502208                                                      2.25          02/25/18           605,934
      54,074      Pool #502306                                                      2.25          02/25/18            54,074
      44,767      Pool #502613                                                      2.25          04/25/19            44,767
      53,591      Pool #502914                                                      2.25          03/25/15            53,944
     309,173      Pool #503058                                                      2.13          07/25/15           309,173
     417,397      Pool #503082                                                      2.13          09/25/20           417,397
     272,649      Pool #503120                                                      2.13          10/25/20           272,649
     911,442      Pool #503121                                                      2.13          09/25/15           914,421
   2,922,741      Pool #503152                                                      1.88          11/25/20         2,922,741
     370,965      Pool #503232                                                      1.88          12/25/15           370,965
     307,282      Pool #503278                                                      1.88          02/25/21           307,300
     702,668      Pool #503429                                                      2.00          06/25/16           703,674
     573,565      Pool #503431                                                      2.00          07/25/21           573,724
   1,385,143      Pool #503461                                                      2.00          09/25/21         1,385,862
     259,638      Pool #503472                                                      2.00          08/25/21           259,638
   1,180,890      Pool #503553                                                      1.88          11/25/21         1,181,773
   1,896,393      Pool #503614                                                      1.88          01/25/22         1,896,393
     836,987      Pool #503671                                                      1.88          03/25/22           836,987
     816,493      Pool #503754                                                      1.88          05/25/22           817,198
      61,366      Pool #503780                                                      1.88          03/25/22            61,416
   1,188,701      Pool #503882                                                      1.75          09/25/22         1,187,813
     239,255      Pool #503892                                                      1.88          07/25/22           239,499
   1,742,767      Pool #503909                                                      1.75          10/25/22         1,742,190
     822,376      Pool #504015                                                      1.75          01/25/23           822,259
     904,234      Pool #504062                                                      1.75          02/25/23           904,234
   1,257,574      Pool #504074                                                      1.75          02/25/23         1,257,574
     563,078      Pool #504203                                                      1.88          07/25/13           563,830
     556,552      Pool #504269                                                      1.88          05/25/15           557,327
     427,845      Pool #504345                                                      1.88          05/25/18           427,845
  10,179,658      Pool #504366                                                      1.63          02/25/24        10,156,059
   5,455,484      Pool #504719                                                      1.88          07/25/24         5,455,484
   1,712,277      Pool #504727                                                      1.88          09/25/24         1,712,277
   2,672,495      Pool #504765                                                      1.88          10/25/09         2,668,065
   2,931,110      Pool #504769                                                      1.88          10/25/24         2,931,110

See Notes to Financial Statements.
 6

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

  SCHEDULE OF INVESTMENTS - DAILY ASSETS GOVERNMENT FUND
  August 31, 2004

    FACE                                    SECURITY
   AMOUNT                                 DESCRIPTION                               RATE          MATURITY         VALUE
------------      ------------------------------------------------------------      -----         --------      ------------
                  SMALL BUSINESS ADMINISTRATION (B)
$  1,031,991      Pool #505204                                                      2.00%         09/25/25      $  1,031,764
     705,410      Pool #505205                                                      2.06          09/25/07           705,337
                                                                                                                ------------

                  Total Small Business Administration                                                             51,007,635
                                                                                                                ------------

                  Total U.S. Government Securities                                                               251,969,635
                                                                                                                ------------

                  REPURCHASE AGREEMENTS - (23.1%)
  20,961,000      Bank of America Securities, to be repurchased at
                     $20,961,897; collateralized by various U.S. Government
                     Agency Obligations                                             1.54          09/01/04        20,961,000
  30,000,000      Bear Stearns & Co., Inc., to be repurchased at $30,001,333;
                     collateralized by various U.S. Government Agency
                     Obligations                                                    1.60          09/01/04        30,000,000
  25,175,000      Goldman Sachs & Co., to be repurchased at $25,176,098;
                     collateralized by various U.S. Government Agency
                     Obligations                                                    1.57          09/01/04        25,175,000
                                                                                                                ------------

                  Total Repurchase Agreements                                                                     76,136,000
                                                                                                                ------------
   SHARES
------------
                  MONEY MARKET FUND - (0.4%)
   1,177,150      Dreyfus Government Cash Management Fund                                                          1,177,150
                                                                                                                ------------

                  Total Investments at Amortized Cost* - (99.8%)                                                $329,282,785
                  Other Assets and Liabilities, Net - (0.2%)                                                         728,844
                                                                                                                ------------
                  NET ASSETS - (100.0%)                                                                         $330,011,629
                                                                                                                ============

                  PORTFOLIO HOLDINGS
                  % OF TOTAL INVESTMENTS
                  U.S. Government Securities                                        76.5%
                  Repurchase Agreements                                             23.1%
                  Money Market Fund                                                  0.4%

          (A) Rates shown are annualized yields at time of purchase.
          (B) Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to next readjustment. The interest rates shown reflect the rate in effect on August 31, 2004.
          * Cost for federal income tax purposes is the same as for financial statement purposes.

See Notes to Financial Statements.

  MONARCH FUNDS
--------------------------------------------------------------------------------

  SCHEDULE OF INVESTMENTS -- DAILY ASSETS CASH FUND
  August 31, 2004

   FACE                                    SECURITY
  AMOUNT                                 DESCRIPTION                               RATE          MATURITY         VALUE
-----------      ------------------------------------------------------------      -----         --------      ------------
                 U.S. GOVERNMENT SECURITIES - (26.2%)
                 FEDERAL HOME LOAN BANK - DISCOUNT NOTES (A) - (13.1%)
$75,000,000      FHLB                                                              1.47%         09/01/04      $ 75,000,000
                 FEDERAL HOME LOAN MORTGAGE CORPORATION - DISCOUNT NOTES (A) - (13.1%)
 75,000,000      FNMA                                                              1.48          09/01/04        75,000,000
                                                                                                               ------------

                 Total U.S. Government Securities                                                               150,000,000
                                                                                                               ------------
                 COMMERCIAL PAPER (A) - (16.8%)
 17,000,000      Delaware Funding Co., LLC                                         1.53          09/09/04        16,994,220
 20,000,000      Deutsche Bank Financial                                           1.11          12/31/04        19,926,056
 16,000,000      Edison Asset Securities, LLC                                      1.52          09/09/04        15,994,596
 15,000,000      Goldman Sachs Group, Inc.                                         1.64          07/29/05        15,000,000
 18,000,000      UBS Finance Delaware, LLC                                         1.56          10/12/04        17,968,122
 10,000,000      Windmill Funding Corp.                                            1.53          09/23/04         9,990,650
                                                                                                               ------------

                 Total Commercial Paper                                                                          95,873,644
                                                                                                               ------------
                 CORPORATE NOTES (B) - (14.0%)
  4,500,000      Bear Stearns & Co., Inc.                                          1.94          09/21/04         4,500,969
 15,000,000      Bear Stearns & Co., Inc.                                          2.15          07/15/05        15,075,439
 15,000,000      CIT Group, Inc.                                                   1.98          02/14/05        15,016,040
 20,000,000      Countrywide Home Loan                                             1.67          01/18/05        19,999,684
 10,000,000      Credit Suisse First Boston USA, Inc.                              1.68          12/03/04        10,007,708
 15,590,000      Lehman Brothers Holdings                                          1.73          07/22/05        15,608,030
                                                                                                               ------------

                 Total Corporate Notes                                                                           80,207,870
                                                                                                               ------------
                 ASSET-BACKED SECURITY (B,C) - (2.4%)
 13,852,978      Grand Central CDO Ltd.                                            1.56          06/10/05        13,852,978
                                                                                                               ------------
                 REPURCHASE AGREEMENTS - (40.6%)
 62,648,000      Bank of America, to be repurchased at $62,650,680;
                    collateralized by various U.S. Government Agency
                    Obligations                                                    1.54          09/01/04        62,648,000
$60,000,000      Bear Stearns & Co., Inc., to be repurchased at $60,002,667;
                    collateralized by various U.S. Government Agency
                    Obligations                                                    1.60          09/01/04        60,000,000
 70,000,000      Goldman Sachs Group, Inc., to be repurchased at $70,003,053, collateralized by various U.S. Government Agency
                    Obligations                                                    1.57          09/01/04        70,000,000
 39,540,000      Merrill Lynch, to be repurchased at $39,541,724;
                    collateralized by various U.S. Government Agency
                    Obligations                                                    1.57          09/01/04        39,540,000
                                                                                                               ------------

                 Total Repurchase Agreements                                                                    232,188,000
                                                                                                               ------------

                 Total Investments at Amortized Cost* - (100.0%)                                               $572,122,492

                 Other Assets and Liabilities, Net - (0.0%)                                                           8,798
                                                                                                               ------------
                 NET ASSETS - (100.0%)                                                                         $572,131,290
                                                                                                               ============
                 PORTFOLIO HOLDINGS
                 % OF TOTAL INVESTMENTS
                 U.S. Government Securities                                        26.2%
                 Commercial Paper                                                  16.8%
                 Corporate Notes                                                   14.0%
                 Asset-Backed Security                                              2.4%
                 Repurchase Agreements                                             40.6%

          (A) Rates shown are annualized yields at time of purchase.
          (B) Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to next readjustment. The interest rates shown reflect the rate in effect on August 31, 2004.
          (C) Securities that may be resold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933, as amended. At period end, these securities amounted to $13,852,978 or 2.4% of Net Assets.
          * Cost for federal income tax purposes is the same as for financial statement purposes.

See Notes to Financial Statements.
 8

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

  STATEMENTS OF ASSETS AND LIABILITIES
  August 31, 2004

                                                                          DAILY ASSETS
                                                    DAILY ASSETS           GOVERNMENT    DAILY ASSETS
                                                      TREASURY            OBLIGATIONS     GOVERNMENT        DAILY ASSETS
                                                        FUND               FUND           FUND               CASH FUND
                                                    ------------          ------------   ------------       ------------
Assets
   Investments:
       Securities at amortized cost                $ 99,996,389           $20,394,102   $253,146,785        $339,934,492
       Repurchase agreements                         58,662,000                    --     76,136,000         232,188,000
   Cash                                                  23,323                 2,459         28,455              14,866
   Receivables:
       Interest                                           2,479                   394        166,360             274,066
       Investment securities sold                            --                    --        919,377                  --
       Receivable from administrator                         --                20,044             --                 935
   Prepaid expenses and other assets                     18,314                 4,159         37,683              72,689
                                                   ------------          -----------    ------------        ------------
Total Assets                                        158,702,505            20,421,158    330,434,660         572,485,048
                                                   ------------          -----------    ------------        ------------
Liabilities
   Payables:
       Dividends                                         96,053                19,699        114,206              53,132
   Accrued expenses:
       Payables to related parties                       20,439                    --         53,433              75,278
       Trustees' fees and expenses                           --                    --             59                  --
       Other expenses                                    66,958                18,817        214,034             225,348
   Other liabilities                                         --                    --         41,299                  --
                                                   ------------          -----------    ------------        ------------
Total Liabilities                                       183,450                38,516        423,031             353,758
                                                   ------------          -----------    ------------        ------------
Net Assets                                         $158,519,055          $20,382,642    $330,011,629        $572,131,290
                                                   ============          ===========    ============        ============
Components of Net Assets
   Paid in capital                                 $158,519,174          $20,406,454    $330,040,143        $572,143,490
   Undistributed (distributions in excess of) net
       investment income                                    (83)                  408        (28,665)               (559)
   Accumulated net realized gain (loss)                     (36)              (24,220)           151             (11,641)
                                                   ------------          -----------    ------------        ------------
Net Assets                                         $158,519,055          $20,382,642    $330,011,629        $572,131,290
                                                   ============          ===========    ============        ============
Net Assets by Class of Shares
   Preferred Shares                                $         --           $        --   $ 23,385,632        $ 19,165,676
   Universal Shares                                  86,750,457            20,382,642    113,880,506          35,892,518
   Institutional Service Shares                      15,551,805                    --     55,141,609          26,423,320
   Institutional Shares                                      --                    --     73,575,455          95,984,754
   Investor Shares                                   56,216,793                    --     64,028,427         394,665,022
                                                   ------------          -----------    ------------        ------------
Net Assets                                         $158,519,055          $20,382,642    $330,011,629        $572,131,290
                                                   ============          ===========    ============        ============
Shares of Beneficial Interest for each Class of Shares
   Preferred Shares                                          --                    --     23,384,839          19,166,065
   Universal Shares                                  86,759,486            20,406,688    113,919,933          35,911,642
   Institutional Service Shares                      15,545,458                    --     55,141,690          26,428,502
   Institutional Shares                                      --                    --     73,570,400          96,000,169
   Investor Shares                                   56,214,240                    --     64,023,294         394,713,785
Net Asset Value Per Share
(Offering and Redemption Price per Share)
for each Class of Shares                           $       1.00           $      1.00   $       1.00        $       1.00

See Notes to Financial Statements.

  MONARCH FUNDS
--------------------------------------------------------------------------------

  STATEMENTS OF OPERATIONS
  Year Ended August 31, 2004

                                                              DAILY ASSETS
                                               DAILY ASSETS    GOVERNMENT    DAILY ASSETS   DAILY ASSETS
                                                 TREASURY     OBLIGATIONS     GOVERNMENT        CASH
                                                   FUND           FUND           FUND           FUND
                                               ------------   ------------   ------------   ------------
Investment Income:
   Interest income                              $2,465,949     $ 229,397     $10,982,456     $5,854,267
   Dividend income                                  30,902         6,678          34,701         49,031
                                                ----------     ---------     -----------     ----------
Total Investment Income                          2,496,851       236,075      11,017,157      5,903,298
                                                ----------     ---------     -----------     ----------
Expenses:
   Investment adviser fees                          87,513        11,130         334,271        181,812
   Administrator fees
      Preferred Shares                                  --            --         685,430         10,351
      Universal Shares                             146,972        24,485         123,662         94,419
      Institutional Service Shares                  26,175            --          73,864         31,949
      Institutional Shares                              --            --          81,949        105,468
      Investor Shares                               96,142            --          72,906        318,315
   Shareholder service fees
      Institutional Service Shares                  47,593            --         134,299         58,111
      Institutional Shares                              --            --         148,998        191,809
      Investor Shares                              174,800            --         132,556        578,693
   Distribution fees
      Investor Shares                              218,498            --         165,694        723,362
   Transfer agency fees
      Preferred Shares                                  --            --          38,480          9,666
      Universal Shares                              81,430        29,758          73,005         56,982
      Institutional Service Shares                  33,730            --          79,268         40,624
      Institutional Shares                              --            --         162,448        209,140
      Investor Shares                              197,377            --         146,758        614,705
   Custodian fees                                   30,600         2,782         117,930         63,692
   Professional fees                                24,908        34,159          28,294         36,014
   Accountant fees                                  72,015        38,744         123,273        104,561
   Trustees' fees and expenses                       4,564           132           9,306          3,714
   Miscellaneous expenses                           27,816        14,274          64,571         97,741
                                                ----------     ---------     -----------     ----------
Total Expenses                                   1,270,133       155,464       2,796,962      3,531,128
   Expenses reimbursed and fees waived            (154,265)     (110,139)       (560,896)      (223,448)
                                                ----------     ---------     -----------     ----------
Net Expenses                                     1,115,868        45,325       2,236,066      3,307,680
                                                ----------     ---------     -----------     ----------
Net Investment Income (Loss)                     1,380,983       190,750       8,781,091      2,595,618
                                                ----------     ---------     -----------     ----------
Net Realized Gain (Loss) on Investments                 --            32           1,250           (333)
                                                ----------     ---------     -----------     ----------
Increase (Decrease) in Net Assets from
   Operations                                   $1,380,983     $ 190,782     $ 8,782,341     $2,595,285
                                                ==========     =========     ===========     ==========

See Notes to Financial Statements.
 10

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

  STATEMENTS OF CHANGES IN NET ASSETS

                                                                  DAILY ASSETS                        DAILY ASSETS
                                                                 TREASURY FUND                 GOVERNMENT OBLIGATIONS FUND
                                                       ----------------------------------   ---------------------------------
                                                          YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                       AUGUST 31, 2004    AUGUST 31, 2003   AUGUST 31, 2004   AUGUST 31, 2003
                                                       ----------------   ---------------   ---------------   ---------------
Operations
   Net investment income                               $     1,380,983    $    1,031,564    $      190,750    $       312,641
   Net realized gain (loss) on investments                          --                --                32                 --
   Net realized gain (loss) on investments allocated
   from Portfolios                                                  --               (40)               --                (10)
                                                       ----------------   ---------------   --------------    ---------------
Increase (Decrease) in Net Assets from Operations            1,380,983         1,031,524           190,782            312,631
                                                       ----------------   ---------------   --------------    ---------------
Distributions to Shareholders from
   Net investment income--Universal Shares                  (1,090,584)         (256,355)         (200,674)          (308,095)(d)
   Net investment income--Institutional Service
     Shares                                                   (135,993)         (272,364)(b)            --            (13,659)(c)
   Net investment income--Investor Shares                     (164,100)         (511,818)               --             (2,232)(c)
   Net investment income--Service Shares (a)                        --            (6,421)               --                 --
                                                       ----------------   ---------------   --------------    ---------------
Total Distributions to Shareholders                         (1,390,677)       (1,046,958)         (200,674)          (323,986)
                                                       ----------------   ---------------   --------------    ---------------
Capital Share Transactions
   Sale of shares--Universal Shares                        286,622,339        63,758,141        18,831,339         23,392,457(d)
   Sale of shares--Institutional Service Shares            343,639,316       788,768,505(b)             --            960,790(c)
   Sale of shares--Investor Shares                       1,655,597,362     2,221,411,726                --            517,114(c)
   Sale of shares--Service Shares (a)                               --        29,717,963                --                 --
   Reinvestment of distributions--Universal Shares                 664             4,620             4,082              3,444(d)
   Reinvestment of distributions--Institutional
   Service Shares                                               73,446           106,985(b)             --             13,655(c)
   Reinvestment of distributions--Investor Shares              164,012           511,763                --              2,225(c)
   Reinvestment of distributions--Service Shares (a)                --             6,421                --                 --
   Redemption of shares--Universal Shares                 (340,004,807)      (60,521,256)      (23,194,936)       (24,392,971)(d)
   Redemption of shares--Institutional Service Shares     (363,233,772)     (781,026,237)(b)            --         (2,726,685)(c)
   Redemption of shares--Investor Shares                (1,696,367,845)   (2,258,845,469)               --           (910,051)(c)
   Redemption of shares--Service Shares (a)                         --       (32,233,218)               --                 --
   Transactions due to reorganization--Universal
   Shares (Notes 1 and 5)                                           --       136,794,829                --                 --
   Transactions due to reorganization--Institutional
   Service Shares (Notes 1 and 5)                                   --         7,158,960                --                 --
                                                       ----------------   ---------------   --------------    ---------------
Increase (Decrease) from Capital Transactions             (113,509,285)      115,613,733        (4,359,515)        (3,140,022)
                                                       ----------------   ---------------   --------------    ---------------
Increase (Decrease) in Net Assets                         (113,518,979)      115,598,299        (4,369,407)        (3,151,377)
                                                       ----------------   ---------------   --------------    ---------------
Net Assets
   Beginning of Period                                     272,038,034       156,439,735        24,752,049         27,903,426
                                                       ----------------   ---------------   --------------    ---------------
   End of Period                                       $   158,519,055    $  272,038,034    $   20,382,642    $    24,752,049
                                                       ================   ===============   ==============    ===============
Undistributed (distributions in excess of) Net
Investment Income                                      $           (83)   $        9,611    $          408    $         9,924
                                                       ----------------   ---------------   --------------    ---------------

(a) On February 10, 2003, Service Shares ceased operations.
(b) On April 23, 2003, Institutional Shares were renamed Institutional Service Shares.
(c) On June 26, 2003, Institutional Service Shares and Investor Shares ceased operations.
(d) On July 22, 2003, Institutional Shares were redesignated as Universal
    Shares.

See Notes to Financial Statements.

  MONARCH FUNDS
--------------------------------------------------------------------------------

  STATEMENTS OF CHANGES IN NET ASSETS

                                                                  DAILY ASSETS                          DAILY ASSETS
                                                                GOVERNMENT FUND                           CASH FUND
                                                       ----------------------------------   ------------------------------------
                                                          YEAR ENDED        YEAR ENDED        YEAR ENDED           YEAR ENDED
                                                       AUGUST 31, 2004    AUGUST 31, 2003   AUGUST 31, 2004      AUGUST 31, 2003
                                                       ----------------   ---------------   ---------------      ---------------
Operations
   Net investment income (loss)                        $     8,781,091    $    3,387,985    $    2,595,618       $     6,339,246
   Net realized gain (loss) on investments                       1,250                --              (333)               (5,268)
   Net realized gain (loss) on investments allocated
   from Portfolios                                                  --             1,354                --                (5,698)
                                                       ----------------   ---------------   --------------       ---------------
Increase (Decrease) in Net Assets from Operations            8,782,341         3,389,339         2,595,285             6,328,280
                                                       ----------------   ---------------   --------------       ---------------
Distributions to Shareholders from
   Net investment income--Preferred Shares                  (6,598,646)         (621,089)          (99,959)             (151,590)
   Net investment income--Universal Shares                  (1,071,470)       (1,413,090)         (802,986)           (1,103,415)
   Net investment income--Institutional Service
     Shares                                                   (464,263)         (110,393)(b)       (205,357)             (57,923)(b)
   Net investment income--Institutional Shares                (432,700)         (880,906)         (561,597)           (1,997,736)
   Net investment income--Investor Shares                     (213,682)         (370,340)         (926,265)           (3,058,136)
   Net investment income--Service Shares (a)                        --            (3,730)               --                (8,311)
                                                       ----------------   ---------------   --------------       ---------------
Total Distributions to Shareholders                         (8,780,761)       (3,399,548)       (2,596,164)           (6,377,111)
                                                       ----------------   ---------------   --------------       ---------------
Capital Share Transactions
   Sale of shares--Preferred Shares                      8,137,440,578       774,265,384       157,487,629           134,949,972
   Sale of shares--Universal Shares                        510,810,226       618,388,835     1,013,494,516           545,045,220
   Sale of shares--Institutional Service Shares            349,941,112        97,674,061(b)    313,903,413            79,389,684(b)
   Sale of shares--Institutional Shares                    661,445,829       634,925,725       943,789,517           934,006,867
   Sale of shares--Investor Shares                         979,714,457       860,191,768     5,071,433,156         5,847,733,697
   Sale of shares--Service Shares (a)                               --        32,275,958                --            35,906,214
   Reinvestment of distributions--Preferred Shares           6,548,329           598,859            42,043                90,085
   Reinvestment of distributions--Universal Shares             482,630         1,221,360           435,925               904,881
   Reinvestment of distributions--Institutional
     Service Shares                                            179,970            46,875(b)        172,099                54,087(b)
   Reinvestment of distributions--Institutional
     Shares                                                    247,736           584,103           386,917             1,578,425
   Reinvestment of distributions--Investor Shares              213,409           370,394           835,744             2,870,274
   Reinvestment of distributions--Service Shares (a)                --             3,730                --                 8,312
   Redemption of shares--Preferred Shares               (8,132,153,056)     (775,355,933)     (141,343,256)         (145,153,730)
   Redemption of shares--Universal Shares                 (511,585,416)     (652,099,960)   (1,082,878,630)         (530,370,168)
   Redemption of shares--Institutional Service Shares     (371,253,091)      (84,691,606)(b)  (324,528,053)          (72,324,735)(b)
   Redemption of shares--Institutional Shares             (678,858,529)     (662,241,985)     (940,377,890)       (1,190,855,020)
   Redemption of shares--Investor Shares                  (963,282,301)     (872,270,125)   (4,980,992,461)       (6,194,764,416)
   Redemption of shares--Service Shares (a)                         --       (33,658,096)               --           (43,608,634)
   Transactions due to reorganization--Universal
   Shares (Notes 1 and 5)                                           --        65,240,533                --            42,432,455
   Transactions due to reorganization--Institutional
   Service Shares (Notes 1 and 5)                                   --        63,244,162                --            29,757,106
   Transactions due to reorganization--Investor
   Shares (Notes 1 and 5)                                           --           695,432                --             1,292,555
                                                       ----------------   ---------------   --------------       ---------------
Increase (Decrease) Decrease from Capital
  Transactions                                             (10,108,117)       69,409,474        31,860,669          (521,056,869)
                                                       ----------------   ---------------   --------------       ---------------
Increase (Decrease) in Net Assets                          (10,106,537)       69,399,265        31,859,790          (521,105,700)
                                                       ----------------   ---------------   --------------       ---------------
Net Assets
   Beginning of Period                                     340,118,166       270,718,901       540,271,500         1,061,377,200
                                                       ----------------   ---------------   --------------       ---------------
   End of Period                                       $   330,011,629    $  340,118,166    $  572,131,290       $   540,271,500
                                                       ================   ===============   ==============       ===============
Undistributed (distributions in excess of) Net
Investment Income                                      $       (28,665)   $      (31,056)   $         (559)      $            --
                                                       ----------------   ---------------   --------------       ---------------

(a) On February 10, 2003, Service Shares ceased operations.
(b) On June 9, 2003, Institutional Service Shares commenced operations.

See Notes to Financial Statements.
 12

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

  STATEMENTS OF CHANGES IN NET ASSETS

                                                                DAILY ASSETS                           DAILY ASSETS
                                                               TREASURY FUND                    GOVERNMENT OBLIGATIONS FUND
                                                     ----------------------------------   --------------------------------------
                                                        YEAR ENDED        YEAR ENDED        YEAR ENDED             YEAR ENDED
                                                     AUGUST 31, 2004    AUGUST 31, 2003   AUGUST 31, 2004        AUGUST 31, 2003
                                                     ----------------   ---------------   ---------------        ---------------
Share Transactions
   Sale of shares--Universal Shares                      286,622,338        63,758,144        18,831,340              23,392,207(d)
   Sale of shares--Institutional Service Shares          343,639,316       788,768,505(b)             --                 960,024(c)
   Sale of shares--Investor Shares                     1,655,597,362     2,221,411,726                --                 516,995(c)
   Sale of shares--Service Shares (a)                             --        29,717,963                --                      --
   Reinvestment of distributions--Universal Shares               664             4,621             4,082                   3,444(d)
   Reinvestment of distributions--Institutional
   Service Shares                                             73,446           106,985(b)             --                  13,655(c)
   Reinvestment of distributions--Investor Shares            164,012           511,763                --                   2,225(c)
   Reinvestment of distributions--Service Shares
     (a)                                                          --             6,421                --                      --
   Redemption of shares--Universal Shares               (340,004,807)      (60,521,256)      (23,194,936)            (24,392,203)(d)
   Redemption of shares--Institutional Service
     Shares                                             (363,233,772)     (781,026,237)(b)            --              (2,726,685)(c)
   Redemption of shares--Investor Shares              (1,696,367,845)   (2,258,845,469)               --                (910,046)(c)
   Redemption of shares--Service Shares (a)                       --       (32,233,218)               --                      --
   Transactions due to reorganization--Universal
   Shares (Notes 1 and 5)                                         --       136,795,448                --                      --
   Transactions due to
   reorganization--Institutional Service Shares
   (Notes 1 and 5)                                                --         7,158,341                --                      --
                                                     ----------------   ---------------   ---------------         --------------
Increase (Decrease) in Shares                           (113,509,286)      115,613,737        (4,359,514)             (3,140,384)
                                                     ================   ===============   ===============         ==============

(a) On February 10, 2003, Service Shares ceased operations.
(b) On April 23, 2003, Institutional Shares were renamed Institutional Service Shares.
(c) On June 26, 2003, Institutional Service Shares and Investor Shares ceased operations.
(d) On July 22, 2003, Institutional Shares were redesignated as Universal
Shares.

See Notes to Financial Statements.

  MONARCH FUNDS
--------------------------------------------------------------------------------

  STATEMENTS OF CHANGES IN NET ASSETS

                                                                  DAILY ASSETS                        DAILY ASSETS
                                                                GOVERNMENT FUND                         CASH FUND
                                                       ----------------------------------   ---------------------------------
                                                          YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                       AUGUST 31, 2004    AUGUST 31, 2003   AUGUST 31, 2004   AUGUST 31, 2003
                                                       ----------------   ---------------   ---------------   ---------------
Share Transactions
  Sale of shares--Preferred Shares                       8,137,440,578       774,265,384       157,487,629        134,949,972
  Sale of shares--Universal Shares                         510,810,227       618,388,835     1,013,494,518        545,045,222
  Sale of shares--Institutional Service Shares             349,941,112        97,674,061(b)    313,903,413         79,389,684(b)
  Sale of shares--Institutional Shares                     661,445,830       634,925,725       943,789,517        934,006,868
  Sale of shares--Investor Shares                          979,714,457       860,191,768     5,071,433,157      5,847,733,697
  Sale of shares--Service Shares (a)                                --        32,275,958                --         35,906,215
  Reinvestment of distributions--Preferred Shares            6,548,329           598,859            42,043             90,085
  Reinvestment of distributions--Universal Shares              482,630         1,221,360           435,925            904,881
  Reinvestment of distributions--Institutional
  Service Shares                                               179,970            46,875(b)        172,099             54,087(b)
  Reinvestment of distributions--Institutional Shares          247,735           584,103           386,917          1,578,426
  Reinvestment of distributions--Investor Shares               213,409           370,394           835,744          2,870,274
  Reinvestment of distributions--Service Shares (a)                 --             3,730                --              8,311
  Redemption of shares--Preferred Shares                (8,132,153,056)     (775,355,933)     (141,343,256)      (145,153,307)
  Redemption of shares--Universal Shares                  (511,585,416)     (652,099,960)   (1,082,878,630)      (530,355,298)
  Redemption of shares--Institutional Service Shares      (371,253,091)      (84,691,606)(b)  (324,528,053)       (72,319,505)(b)
  Redemption of shares--Institutional Shares              (678,858,529)     (662,241,985)     (940,377,890)    (1,190,841,943)
  Redemption of shares--Investor Shares                   (963,282,301)     (872,270,125)   (4,980,992,461)    (6,194,721,376)
  Redemption of shares--Service Shares (a)                          --       (33,658,096)               --        (43,608,634)
  Transactions due to reorganization--Universal
  Shares (Notes 1 and 5)                                            --        65,240,211                --         42,433,148
  Transactions due to reorganization--Institutional
  Service Shares (Notes 1 and 5)                                    --        63,244,369                --         29,756,777
  Transactions due to reorganization--Investor Shares
  (Notes 1 and 5)                                                   --           695,485                --          1,292,578
                                                       ----------------   ---------------   ---------------   ---------------
Increase (Decrease) in Shares                              (10,108,116)       69,409,412        31,860,672       (520,979,838)
                                                       ================   ===============   ===============   ===============

(a) On February 10, 2003, Service Shares ceased operations.
(b) On June 9, 2003, Institutional Service Shares commenced operations.

See Notes to Financial Statements.
 14

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

  FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

                                               SELECTED DATA FOR A SINGLE SHARE
                       --------------------------------------------------------------------------------               Net
                                                                                                                   Assets at
                       Beginning                    Net       Distributions   Distributions    Ending               End of
Year Ended             Net Asset      Net        Realized       from Net        from Net      Net Asset             Period
August 31,             Value Per   Investment     Gain on      Investment       Realized      Value Per   Total     (000's
(except as noted)        Share       Income     Investments      Income           Gains         Share     Return   Omitted)
----------------------------------------------------------------------------------------------------------------------------
DAILY ASSETS TREASURY FUND
 Universal Shares
----------------------------------------------------------------------------------------------------------------------------
  2004                   $1.00       $0.01           --          $(0.01)            --          $1.00     0.84%    $ 86,750
  2003                    1.00        0.01           --           (0.01)            --           1.00     1.10%     140,137
  2002                    1.00        0.02           --(e)        (0.02)            --(e)        1.00     1.82%         105
  2001                    1.00        0.05           --           (0.05)            --           1.00     5.24%         102
  2000(d)                 1.00        0.04           --           (0.04)            --           1.00     4.02%(b)    5,976
 Institutional Service Shares (f)
----------------------------------------------------------------------------------------------------------------------------
  2004                    1.00        0.01           --           (0.01)            --           1.00     0.59%      15,552
  2003                    1.00        0.01           --           (0.01)            --           1.00     0.84%      35,074
  2002                    1.00        0.02           --(e)        (0.02)            --(e)        1.00     1.57%      20,068
  2001                    1.00        0.05           --           (0.05)            --           1.00     4.92%      50,554
  2000                    1.00        0.05           --           (0.05)            --           1.00     5.47%      30,480
 Investor Shares
----------------------------------------------------------------------------------------------------------------------------
  2004                    1.00          --(e)        --              --(e)          --           1.00     0.20%      56,217
  2003                    1.00          --(e)        --              --(e)          --           1.00     0.45%      96,827
  2002                    1.00        0.01           --(e)        (0.01)            --(e)        1.00     1.17%     133,758
  2001                    1.00        0.04           --           (0.04)            --           1.00     4.52%     233,138
  2000                    1.00        0.05           --           (0.05)            --           1.00     5.06%     314,305
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
 Universal Shares (g)
----------------------------------------------------------------------------------------------------------------------------
  2004                    1.00        0.01           --(e)        (0.01)            --           1.00     0.91%      20,383
  2003                    1.00        0.01           --           (0.01)            --           1.00     1.18%      24,752
  2002                    1.00        0.02           --           (0.02)            --           1.00     1.97%      25,760
  2001                    1.00        0.05           --           (0.05)            --           1.00     5.26%      29,100
  2000                    1.00        0.06           --           (0.06)            --           1.00     5.93%      39,777

                             RATIOS/SUPPLEMENTAL DATA
                       ------------------------------------
                         Ratios to Average Net Assets (a)
                       ------------------------------------
Year Ended                                          Net
August 31,               Net         Gross       Investment
(except as noted)      Expenses   Expenses (c)     Income
---------------------  ------------------------------------
DAILY ASSETS TREASURY
 Universal Shares
----------------------------------------------------------------------
  2004                  0.20%        0.27%         0.81%
  2003                  0.21%        0.37%         0.80%
  2002                  0.20%        8.77%         1.81%
  2001                  0.20%        0.92%         6.22%
  2000(d)               0.20%        0.38%         5.86%
 Institutional Service Shares
----------------------------------------------------------------------------------
  2004                  0.45%        0.56%         0.57%
  2003                  0.45%        0.67%         0.84%
  2002                  0.45%        0.62%         1.68%
  2001                  0.45%        0.61%         4.57%
  2000                  0.45%        0.62%         5.30%
 Investor Shares
----------------------------------------------------------------------------------------------
  2004                  0.84%        0.89%         0.18%
  2003                  0.84%        0.90%         0.45%
  2002                  0.85%        0.87%         1.22%
  2001                  0.84%        0.84%         4.52%
  2000                  0.84%        0.85%         5.01%
DAILY ASSETS GOVERNMENT
 Universal Shares (g)
----------------------------------------------------------------------------------------------------------
  2004                  0.20%        0.70%         0.86%
  2003                  0.20%        0.48%         1.14%
  2002                  0.20%        0.71%         1.97%
  2001                  0.20%        0.57%         5.24%
  2000                  0.20%        0.65%         5.78%

(a) All ratios for periods less than a year are annualized.
(b) Not annualized.
(c) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and/or expense reimbursements.
(d) See Note 1 for dates of commencement of operations.
(e) Less than $0.01 per share.
(f) On April 23, 2003, Institutional Shares were renamed Institutional Service Shares.
(g) On July 22, 2003, Institutional Shares were redesignated as Universal
Shares.

See Notes to Financial Statements.

  MONARCH FUNDS
--------------------------------------------------------------------------------

  FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

                                               SELECTED DATA FOR A SINGLE SHARE
                       --------------------------------------------------------------------------------                  Net
                                                                                                                      Assets at
Year Ended             Beginning                    Net       Distributions   Distributions    Ending                  End of
August 31,             Net Asset      Net        Realized       from Net        from Net      Net Asset                Period
(except as             Value Per   Investment     Gain on      Investment       Realized      Value Per     Total      (000's
noted)                   Share       Income     Investments      Income           Gains         Share      Return     Omitted)
-------------------------------------------------------------------------------------------------------------------------------
DAILY ASSETS GOVERNMENT FUND
 Preferred Shares
-------------------------------------------------------------------------------------------------------------------------------
 2004                    $1.00       $0.01           --(e)       $(0.01)           --           $1.00       1.04%     $ 23,386
 2003                     1.00        0.01           --           (0.01)           --            1.00       1.40%       11,549
 2002                     1.00        0.02           --(e)        (0.02)           --(e)         1.00       2.25%       12,041
 2001 (d)                 1.00          --(e)        --              --(e)         --            1.00       0.22%(b)         8
 Universal Shares
-------------------------------------------------------------------------------------------------------------------------------
 2004                     1.00        0.01           --(e)        (0.01)           --            1.00       0.96%      113,881
 2003                     1.00        0.01           --           (0.01)           --            1.00       1.29%      114,173
 2002                     1.00        0.02           --(e)        (0.02)           --(e)         1.00       2.17%       81,426
 2001                     1.00        0.05           --           (0.05)           --            1.00       5.34%      164,500
 2000                     1.00        0.06           --           (0.06)           --            1.00       5.94%      225,697
 Institutional Service Shares
-------------------------------------------------------------------------------------------------------------------------------
 2004                     1.00          --(e)        --(e)           --(e)         --            1.00       0.71%       55,142
 2003 (d)                 1.00          --(e)        --              --(e)         --            1.00       0.16%(b)    76,273
 Institutional Shares
-------------------------------------------------------------------------------------------------------------------------------
 2004                     1.00        0.01           --(e)        (0.01)           --            1.00       0.59%       73,575
 2003                     1.00        0.01           --           (0.01)           --            1.00       0.91%       90,740
 2002                     1.00        0.02           --(e)        (0.02)           --(e)         1.00       1.80%      117,476
 2001                     1.00        0.05           --           (0.05)           --            1.00       4.95%      198,324
 2000                     1.00        0.05           --           (0.05)           --            1.00       5.54%      400,418
 Investor Shares
-------------------------------------------------------------------------------------------------------------------------------
 2004                     1.00        0.01           --(e)        (0.01)           --            1.00       0.32%       64,028
 2003                     1.00        0.01           --           (0.01)           --            1.00       0.64%       47,383
 2002                     1.00        0.02           --(e)        (0.02)           --(e)         1.00       1.52%       58,397
 2001                     1.00        0.05           --           (0.05)           --            1.00       4.68%       61,546
 2000 (d)                 1.00        0.04           --           (0.04)           --            1.00       3.68%(b)    36,091
DAILY ASSETS CASH FUND
 Preferred Shares
-------------------------------------------------------------------------------------------------------------------------------
 2004                     1.00        0.01           --(e)        (0.01)           --            1.00       1.04%       19,166
 2003                     1.00        0.01           --           (0.01)           --            1.00       1.37%        2,979
 2002                     1.00        0.02           --           (0.02)           --            1.00       2.21%       13,095
 2001 (d)                 1.00          --(e)        --              --(e)         --            1.00       0.22%(b)         8
 Universal Shares
-------------------------------------------------------------------------------------------------------------------------------
 2004                     1.00        0.01           --(e)        (0.01)           --            1.00       0.96%       35,892
 2003                     1.00        0.01           --           (0.01)           --            1.00       1.29%      104,842
 2002                     1.00        0.02           --           (0.02)           --            1.00       2.12%       46,833
 2001                     1.00        0.05           --           (0.05)           --            1.00       5.49%       37,236
 2000                     1.00        0.06           --           (0.06)           --            1.00       6.04%       70,451
 Institutional Service Shares
-------------------------------------------------------------------------------------------------------------------------------
 2004                     1.00        0.01           --(e)        (0.01)           --            1.00       0.71%       26,423
 2003 (d)                 1.00          --(e)        --              --(e)         --            1.00       0.18%(b)    36,876
 Institutional Shares
-------------------------------------------------------------------------------------------------------------------------------
 2004                     1.00        0.01           --(e)        (0.01)           --            1.00       0.59%       95,985
 2003                     1.00        0.01           --           (0.01)           --            1.00       0.92%       92,186
 2002                     1.00        0.02           --           (0.02)           --            1.00       1.75%      347,469
 2001                     1.00        0.05           --           (0.05)           --            1.00       5.11%      736,555
 2000                     1.00        0.06           --           (0.06)           --            1.00       5.65%      863,603
 Investor Shares
-------------------------------------------------------------------------------------------------------------------------------
 2004                     1.00          --(e)        --(e)           --(e)         --            1.00       0.32%      394,665
 2003                     1.00        0.01           --           (0.01)           --            1.00       0.64%      303,389
 2002                     1.00        0.01           --           (0.01)           --            1.00       1.48%      646,285
 2001                     1.00        0.05           --           (0.05)           --            1.00       4.85%      791,138
 2000                     1.00        0.05           --           (0.05)           --            1.00       5.38%      994,191

                             RATIOS/SUPPLEMENTAL DATA
                       ------------------------------------
                         Ratios to Average Net Assets (a)
Year Ended             ------------------------------------
August 31,                                          Net
(except as               Net         Gross       Investment
noted)                 Expenses   Expenses (c)     Income
---------------------  ------------------------------------
DAILY ASSETS GOVERNMENT FUND
 Preferred Shares
----------------------------------------------------------------------------------------------------------------------
 2004                   0.12%         0.18%        1.06%
 2003                   0.11%         0.25%        1.05%
 2002                   0.12%         0.22%        2.19%
 2001 (d)               0.12%        97.77%        3.64%
 Universal Shares
-------------------------------------------------------------------------------------------------------------------------------
 2004                   0.20%         0.26%        0.95%
 2003                   0.20%         0.28%        1.26%
 2002                   0.21%         0.25%        2.17%
 2001                   0.20%         0.23%        5.29%
 2000                   0.20%         0.24%        5.73%
 Institutional Service Shares
-------------------------------------------------------------------------------------------------------------------------------
 2004                   0.45%         0.51%        0.69%
 2003 (d)               0.45%         0.58%        0.70%
 Institutional Shares
-------------------------------------------------------------------------------------------------------------------------------
 2004                   0.57%         0.62%        0.58%
 2003                   0.57%         0.63%        0.92%
 2002                   0.57%         0.59%        2.05%
 2001                   0.57%         0.58%        4.80%
 2000                   0.57%         0.58%        5.41%
 Investor Shares
-------------------------------------------------------------------------------------------------------------------------------
 2004                   0.84%         0.86%        0.32%
 2003                   0.84%         0.89%        0.63%
 2002                   0.85%         0.85%        1.43%
 2001                   0.84%         0.84%        4.51%
 2000 (d)               0.85%         0.97%        5.70%
DAILY ASSETS CASH FUND
 Preferred Shares
-------------------------------------------------------------------------------------------------------------------------------
 2004                   0.12%         0.31%        1.06%
 2003                   0.12%         0.30%        1.39%
 2002                   0.12%         0.20%        1.88%
 2001 (d)               0.12%        91.14%        3.76%
 Universal Shares
-------------------------------------------------------------------------------------------------------------------------------
 2004                   0.20%         0.27%        0.94%
 2003                   0.20%         0.28%        1.24%
 2002                   0.21%         0.25%        2.03%
 2001                   0.20%         0.24%        5.68%
 2000                   0.20%         0.23%        5.84%
 Institutional Service Shares
-------------------------------------------------------------------------------------------------------------------------------
 2004                   0.45%         0.54%        0.71%
 2003 (d)               0.45%         0.58%        0.76%
 Institutional Shares
-------------------------------------------------------------------------------------------------------------------------------
 2004                   0.57%         0.63%        0.59%
 2003                   0.57%         0.61%        1.01%
 2002                   0.57%         0.58%        1.84%
 2001                   0.57%         0.57%        5.07%
 2000                   0.58%         0.58%        5.55%
 Investor Shares
-------------------------------------------------------------------------------------------------------------------------------
 2004                   0.84%         0.87%        0.32%
 2003                   0.84%         0.86%        0.68%
 2002                   0.83%         0.83%        1.51%
 2001                   0.82%         0.82%        4.78%
 2000                   0.83%         0.85%        5.40%

(a) All ratios for periods less than a year are annualized.
(b) Not annualized.
(c) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and/or expense reimbursements.
(d) See Note 1 for dates of commencement of operations.
(e) Less than $0.01 per share.

See Notes to Financial Statements.
 16

                                                                  MONARCH FUNDS
-------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS
  August 31, 2004

NOTE 1. SUMMARY OF ORGANIZATION

Monarch Funds (the "Trust") is a Massachusetts business trust registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust consists of four diversified investment portfolios (each a "Fund" and collectively the "Funds"). The Funds are authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. The Funds and classes offered as of August 31, 2004, and the dates on which they commenced operations were as follows:

               FUND                          SHARE CLASS                 COMMENCEMENT OF OPERATIONS
-----------------------------------  ----------------------------        --------------------------
Daily Assets Treasury Fund           Universal Shares                        December 30, 1999
Daily Assets Treasury Fund           Institutional Service Shares                July 12, 1993
Daily Assets Treasury Fund           Investor Shares                          October 25, 1995
Daily Assets Government Fund         Preferred Shares                          August 10, 2001
Daily Assets Government Fund         Universal Shares                         October 29, 1992
Daily Assets Government Fund         Institutional Service Shares                 June 9, 2003
Daily Assets Government Fund         Institutional Shares                        July 15, 1993
Daily Assets Government Fund         Investor Shares                         December 30, 1999
Daily Assets Cash Fund               Preferred Shares                          August 10, 2001
Daily Assets Cash Fund               Universal Shares                         December 1, 1992
Daily Assets Cash Fund               Institutional Service Shares                 June 9, 2003
Daily Assets Cash Fund               Institutional Shares                        July 15, 1993
Daily Assets Cash Fund               Investor Shares                             June 16, 1995
Daily Assets Government Obligations  Universal Shares (Note 5)                  March 13, 1998


Prior to June 9, 2003, the Funds operated under a master-feeder fund structure whereby they sought to achieve their respective investment objectives by investing all of their investable assets in separate portfolios (each a "Portfolio") of another registered open-end management investment company whose series had the same investment objective and policies as the Funds. Each Fund now invests directly in portfolio securities.

On July 22, 2003, Daily Assets Government Obligations Fund, a newly created series of the Trust, merged with Daily Assets Government Fund (the "Forum Fund"), a series of Forum Funds, another registered investment company. Daily Assets Government Obligation Fund was the accounting successor of that merger and, thus, the financial information reported in the financial statements prior to July 23, 2003, reflects the history of the Forum Fund.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

SECURITY VALUATION Each Fund determines its net asset value per share as of 4:00 p.m., Eastern time, on each Fund business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS Each Fund may invest in repurchase agreements. Each Fund, through its custodian, receives delivery of the underlying collateral, whose market value always exceeds or equals the repurchase price plus expected transaction costs. In the case of a tri-party agreement, the collateral is held by an agent bank. The Investment Adviser is responsible for determining the value of the underlying collateral. In the event of default, a Fund may have difficulties with the disposition of any securities held as collateral.

EXPENSE ALLOCATION The Trust is comprised of four active series, and it accounts separately for the assets, liabilities and operations of each series. Expenses that are directly attributable to more than one series are allocated among the

  MONARCH FUNDS
--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS
  August 31, 2004

respective series in proportion to each series' average daily net assets. Each share of each class of a Fund represents an undivided, proportionate interest in the Fund. The Fund's class-specific expenses include administration fees, transfer agency fees and certain expenses determined by the Trust's Board. Institutional Service Shares, Institutional Shares, Investor Shares and Service Shares incur shareholder servicing fees and Investor Shares and Service Shares incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS Securities transactions are recorded on trade date. Interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost.

FEDERAL TAXES Each Fund intends to continue to qualify each year as a regulated investment company and distribute all its net investment income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

The capital loss carryovers available to offset future gains, as of August 31, 2004, were as follows:

Daily Assets Government Obligations Fund     Expiring August 2006         $18,999
                                             Expiring August 2007             986
                                             Expiring August 2008           3,602
                                             Expiring August 2009             632
Daily Assets Cash Fund                       Expiring August 2010             232
                                             Expiring August 2011           9,421
                                             Expiring August 2012           1,655

For tax purposes, Daily Assets Cash Fund had current year deferred post-October losses of $333. These losses will be recognized for tax purposes on the first day of the following tax year.

RECLASSIFICATION OF CAPITAL ACCOUNTS On the Statement of Assets and Liabilities, as a result of a non-deductible expense paid by Daily Assets Government Obligations Fund, and a dividend reclass in Daily Assets Government Fund, certain amounts for the year ended August 31, 2004 have been reclassified from what was previously reported. The reclassifications have no impact on the net assets of the Funds.

                                            ACCUMULATED NET     ACCUMULATED NET
                                           INVESTMENT INCOME     REALIZED LOSS     PAID-IN-CAPITAL
                                           -----------------    ---------------    ---------------
Daily Assets Government Obligations Fund        $  408              $    --             $(408)
Daily Assets Government Fund                     2,061               (2,061)               --

DISTRIBUTIONS TO SHAREHOLDERS Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by the Fund.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER Forum Investment Advisors, LLC (the "Adviser") is the investment adviser of each Fund. The Adviser receives an advisory fee from the Daily Assets Treasury Fund, Daily Assets Government Fund, and Daily Assets Cash Fund based upon the total average daily net assets of the Funds ("Total Fund Assets") that is calculated on a cumulative basis at the following annual rates:
0.06% for the first $200 million of Total Fund Assets, 0.04% of the next $300 million of Total Fund Assets and 0.03% of the remaining Total Fund Assets. The Adviser receives an

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS
  August 31, 2004

advisory fee from Daily Assets Government Obligations Fund at an annual rate of 0.05% of the average daily net assets of the Fund.

ADMINISTRATION AND OTHER SERVICES Citigroup Global Transaction Services, through its various affiliates (collectively "Citigroup"), provides certain administration, portfolio accounting and transfer agency services to the Fund.

SHAREHOLDER SERVICES The Funds pay a shareholder servicing fee at an annual rate of 0.20% of the average daily net assets attributable to Institutional Service Shares, Institutional Shares and Investor Shares of each Fund. These fees are paid to various financial institutions that provide shareholder services.

DISTRIBUTOR Forum Fund Services, LLC is the Trust's distributor (the "Distributor"). The Distributor is not affiliated with the Adviser, Citigroup, or its affiliated companies. Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the Trust pays the Distributor a distribution fee at an annual rate of 0.25% of the average daily net assets of Investor Shares of each Fund. The Distributor pays some or all of these fees to various financial institutions that provide distribution services for Investor Shares. The plan obligates the Funds to pay the Distributor as compensation for its services.

NOTE 4. WAIVER OF FEES/REIMBURSEMENT OF EXPENSES

The Adviser, the Administrator, and the Distributor voluntarily waived a portion of their fees and assumed certain expenses of the Funds. For the year ended August 31, 2004, fees waived and expenses reimbursed for each of the Funds were as follows:

                                                DAILY ASSETS
                              DAILY ASSETS       GOVERNMENT       DAILY ASSETS     DAILY ASSETS
                              TREASURY FUND   OBLIGATIONS FUND   GOVERNMENT FUND    CASH FUND
                              -------------   ----------------   ---------------   ------------
Advisory                        $     --          $ 11,129          $     --         $     --
Administration                    25,003            23,659           430,528           24,920
Shareholder Service               61,156                --            79,556          148,116
Transfer Agency                   66,805            19,457            50,812           50,412
Distribution                       1,301                --                --               --
Portfolio Accounting                  --            35,553                --               --
Expenses Reimbursed by
  Administrator                       --            20,341                --               --
                                --------          --------          --------         --------
Total                           $154,265          $110,139          $560,896         $223,448
                                ========          ========          ========         ========

  MONARCH FUNDS
--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS
  Year Ended August 31, 2004

NOTE 5. REORGANIZATIONS

On June 9, 2003, Daily Assets Treasury Fund, Daily Assets Government Fund and Daily Assets Cash Fund (the "Monarch Funds") acquired all the net assets of Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (the "Forum Funds"), respectively. Under the reorganization plan, shareholders of the Forum Funds received shares in the Monarch Funds with a value equal to their holdings in the Forum Funds. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. After the reorganization plan was consummated, each Fund redeemed its investment in Core Trust and began investing directly in portfolio securities. A summary of shares outstanding and net assets immediately before and after the reorganization is as follows:

                                         BEFORE REORGANIZATION                     AFTER REORGANIZATION
                                    -------------------------------                --------------------
                                                     DAILY ASSETS                      DAILY ASSETS
                                      TREASURY         TREASURY                       TREASURY FUND
                                     CASH FUND     OBLIGATIONS FUND                --------------------
                                    -------------------------------
Universal Shares
     Shares Outstanding                  105,259               --                       136,900,707
     Net Assets                     $    105,259               --                      $136,900,088
Institutional Service Shares
     Shares Outstanding               23,982,275        7,158,341                        31,140,616
     Net Assets                     $ 23,990,029     $  7,158,960                      $ 31,148,989
Institutional Shares
     Shares Outstanding                       --      136,795,448                                --
     Net Assets                               --     $136,794,829                                --
Investor Shares
     Shares Outstanding              125,118,384               --                       125,118,384
     Net Assets                     $125,127,133               --                      $125,127,133

                                        BEFORE REORGANIZATION                     AFTER REORGANIZATION
                                    ------------------------------                --------------------
                                                    DAILY ASSET                       DAILY ASSETS
                                    GOVERNMENT       GOVERNMENT                     GOVERNMENT FUND
                                     CASH FUND    OBLIGATIONS FUND                --------------------
                                    ------------------------------
Preferred Shares
     Shares Outstanding                  1,001               --                              1,001
     Net Assets                    $     1,001               --                       $      1,001
Universal Shares
     Shares Outstanding             70,662,649               --                        135,902,860
     Net Assets                    $70,622,707               --                       $135,863,240
Institutional Service Shares
     Shares Outstanding             63,244,369       63,244,369                                 --
     Net Assets                    $63,244,162      $63,244,162                                 --
Institutional Shares
     Shares Outstanding             93,296,961       65,240,211                         93,296,961
     Net Assets                    $93,301,899      $65,240,533                       $ 93,301,899
Investor Shares
     Shares Outstanding             63,310,358          695,485                         64,005,843
     Net Assets                    $63,315,472      $   695,432                       $ 64,010,904

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS
  Year Ended August 31, 2004

                                            BEFORE REORGANIZATION                   AFTER REORGANIZATION
                                         ---------------------------                --------------------
                                                                                        DAILY ASSETS
                                                        DAILY ASSETS                     CASH FUND
                                          CASH FUND      CASH FUND                  --------------------
                                         ---------------------------
Preferred Shares
     Shares Outstanding                     3,938,289            --                        3,938,289
     Net Assets                          $  3,938,387            --                     $  3,938,387
Universal Shares
     Shares Outstanding                    94,445,145            --                      136,878,293
     Net Assets                          $ 94,442,900            --                     $136,875,355
Institutional Service Shares
     Shares Outstanding                            --    29,756,777                       29,756,777
     Net Assets                                    --   $29,757,106                     $ 29,757,106
Institutional Shares
     Shares Outstanding                   106,837,539    42,433,148                      106,837,539
     Net Assets                          $106,836,012   $42,432,455                     $106,836,012
Investor Shares
     Shares Outstanding                   358,133,508     1,292,578                      359,426,086
     Net Assets                          $358,131,496   $ 1,292,555                     $359,424,051

On July 22, 2003, Daily Assets Government Fund, (the "Forum Fund"), reorganized into Daily Assets Government Obligations Fund, a newly created Monarch series, and transferred its assets and liabilities to Daily Assets Government Obligations Fund. As a result, Universal Shares of the Fund acquired the net assets of Institutional share class of the Forum Fund. Financial information reported in the financial statements prior to July 23, 2003, reflects the financial history of the Forum Fund. A summary of shares outstanding and net assets immediately before and after the reorganization is as follows:

                                        BEFORE REORGANIZATION                       AFTER REORGANIZATION
                                        ---------------------                       --------------------
                                                                                        DAILY ASSETS
                                            DAILY ASSETS                                 GOVERNMENT
                                           GOVERNMENT FUND                            OBLIGATIONS FUND
                                           ---------------                            ----------------
Universal Shares
     Shares Outstanding                               --                                 26,349,971
     Net Assets                                       --                                $26,338,017
Institutional Shares
     Shares Outstanding                       26,349,971                                         --
     Net Assets                              $26,338,017                                         --

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                                    UNDISTRIBUTED       CAPITAL AND
                                                   ORDINARY INCOME      OTHER LOSSES       TOTAL
                                                   ---------------      ------------      --------
Daily Assets Treasury Fund                            $    (85)           $    (34)       $   (119)
Daily Assets Government Obligations Fund                   409             (24,221)        (23,812)
Daily Assets Government Fund                           (28,514)                 --         (28,514)
Daily Assets Cash Fund                                    (559)            (11,641)        (12,200)

  MONARCH FUNDS
--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS
  Year Ended August 31, 2004

The tax character of distributions paid during 2004 and 2003 was as follows:

                                                          ORDINARY INCOME
                                                    ---------------------------
                                                       2004             2003
                                                    ----------       ----------
Daily Assets Treasury Fund                          $1,390,677       $1,046,958
Daily Assets Government Obligations Fund               200,674          323,986
Daily Assets Government Fund                         8,780,761        3,399,548
Daily Assets Cash Fund                               2,596,164        6,377,111

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

  ADDITIONAL INFORMATION (UNAUDITED)
  August 31, 2004

PROXY VOTING INFORMATION - A description of the policies and procedures the Funds use to determine how to vote as a shareholder of the companies whose securities are held in the Funds' portfolio is available, without charge and upon request, by calling 800-754-8757. This information is also available from the EDGAR database on the SEC's Web site at HTTP://WWW.SEC.GOV. For the twelve months ended June 30, 2004, the Funds did not own any securities for which they could vote.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE - The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at HTTP://WWW.SEC.GOV. or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR

All the income dividends paid by each Fund for the tax year ended August 31, 2004 were ordinary income for federal income tax purposes.

SHAREHOLDER EXPENSE EXAMPLE - As a shareholder of the Fund, you incur ongoing costs, including management fees, Rule 12b-1 distribution fees for certain share classes and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 through August 31, 2004.

ACTUAL EXPENSES - The "Actual Return" rows in the table below provide information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid During Period" column to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The "Hypothetical Return" rows in the table below provide information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs. Therefore, the "Hypothetical Return" rows in the table are useful in fund comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Total costs of funds include transactional costs, such as sales charges and redemption fees, of which the Funds have none.

  MONARCH FUNDS
--------------------------------------------------------------------------------

  ADDITIONAL INFORMATION (UNAUDITED)
  August 31, 2004

                                              BEGINNING         ENDING         EXPENSES     ANNUAL
                                            ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING   EXPENSE
                                            MARCH 1, 2004   AUGUST 31, 2004    PERIOD(1)     RATIO
                                            -------------   ---------------   -----------   -------
DAILY ASSETS TREASURY FUND
UNIVERSAL SHARES
Actual Return                                 $1,000.00        $1,004.46         $1.01       0.20%
Hypothetical Return                           $1,000.00        $1,024.20         $1.02       0.20%
INSTITUTIONAL SERVICE SHARES
Actual Return                                 $1,000.00        $1,003.20         $2.27       0.45%
Hypothetical Return                           $1,000.00        $1,022.94         $2.29       0.45%
INVESTOR SHARES
Actual Return                                 $1,000.00        $1,001.25         $4.24       0.84%
Hypothetical Return                           $1,000.00        $1,020.97         $4.28       0.84%

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

UNIVERSAL SHARES
Actual Return                                 $1,000.00        $1,004.49         $1.01       0.20%
Hypothetical Return                           $1,000.00        $1,024.20         $1.02       0.20%

DAILY ASSETS GOVERNMENT FUND

PREFERRED SHARES
Actual Return                                 $1,000.00        $1,005.41         $0.61       0.12%
Hypothetical Return                           $1,000.00        $1,024.60         $0.61       0.12%
UNIVERSAL SHARES
Actual Return                                 $1,000.00        $1,005.08         $1.01       0.20%
Hypothetical Return                           $1,000.00        $1,024.20         $1.02       0.20%
INSTITUTIONAL SERVICE SHARES
Actual Return                                 $1,000.00        $1,003.82         $2.27       0.45%
Hypothetical Return                           $1,000.00        $1,022.94         $2.29       0.45%
INSTITUTIONAL SHARES
Actual Return                                 $1,000.00        $1,003.21         $2.88       0.57%
Hypothetical Return                           $1,000.00        $1,022.33         $2.91       0.57%
INVESTOR SHARES
Actual Return                                 $1,000.00        $1,001.85         $4.24       0.84%
Hypothetical Return                           $1,000.00        $1,020.97         $4.28       0.84%

DAILY ASSETS CASH FUND

PREFERRED SHARES
Actual Return                                 $1,000.00        $1,005.35         $0.61       0.12%
Hypothetical Return                           $1,000.00        $1,024.60         $0.61       0.12%
UNIVERSAL SHARES
Actual Return                                 $1,000.00        $1,004.95         $1.01       0.20%
Hypothetical Return                           $1,000.00        $1,024.20         $1.02       0.20%
INSTITUTIONAL SERVICE SHARES
Actual Return                                 $1,000.00        $1,003.69         $2.27       0.45%
Hypothetical Return                           $1,000.00        $1,022.94         $2.29       0.45%
INSTITUTIONAL SHARES
Actual Return                                 $1,000.00        $1,003.08         $2.88       0.57%
Hypothetical Return                           $1,000.00        $1,022.33         $2.91       0.57%
INVESTOR SHARES
Actual Return                                 $1,000.00        $1,001.72         $4.24       0.84%
Hypothetical Return                           $1,000.00        $1,020.97         $4.28       0.84%

(1) Equals the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year, divided by 365 to reflect the half-year period.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

  TRUSTEES AND OFFICERS (UNAUDITED)
  August 31, 2004

The Board is responsible for managing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and the senior officers of the Trust. The fund complex includes the Trust and three other investment companies (collectively, "fund complex"), which hold themselves out to investors as related companies for purposes of investment and investor services. Mr. Keffer is considered an Interested Trustee due to his control of the Adviser. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The addresses for all Trustees and officers is Two Portland Square, Portland, Maine 04101, unless otherwise indicated. The Funds' Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (800) 754-8757.

                                                                                      NUMBER OF
                                                                PRINCIPAL           PORTFOLIOS IN       OTHER
                            POSITION      LENGTH OF           OCCUPATION(S)         FUND COMPLEX    DIRECTORSHIPS
          NAME,             WITH THE        TIME                 DURING              OVERSEEN BY       HELD BY
     AGE AND ADDRESS         TRUST         SERVED             PAST 5 YEARS             TRUSTEE         TRUSTEE
-------------------------  ----------   -------------   -------------------------   -------------   -------------
INTERESTED TRUSTEES
John Y. Keffer             Trustee      1992-Present*   President, Citigroup;             24            None
Born: July 15, 1942                                     fund services division
                                                        since 2003; President,
                                                        Forum Financial Group,
                                                        LLC ("Forum") (a fund
                                                        services company acquired
                                                        by Citigroup in 2003).
-----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Costas Azariadis           Trustee      2003-Present    Professor of Economics,           24            None
Born: February 15, 1943                                 University of
                                                        California-Los Angeles;
                                                        Visiting Professor of
                                                        Economics, Athens
                                                        University of Economics
                                                        and Business 1998-1999.
James C. Cheng             Trustee      2003-Present    President, Technology             24            None
Born: July 26, 1942                                     Marketing Associates
                                                        (marketing company for
                                                        small and medium sized
                                                        businesses in New
                                                        England).
J. Michael Parish          Chairman     2003-Present    Retired; Partner, Wolf,           24            None
Born: November 9, 1943     Trustee      (Chairman       Block, Schorr and Solis-
                                        since 2004)     Cohen LLP (law firm)
                                                        2002-2003; Partner,
                                                        Thelen Reid & Priest LLP
                                                        (law firm) from
                                                        1995-2002.
-----------------------------------------------------------------------------------------------------------------
* Mr. Keffer served as Chairman and Trustee of the Trust's predecessor.

  MONARCH FUNDS
--------------------------------------------------------------------------------

  TRUSTEES AND OFFICERS (UNAUDITED)
  August 31, 2004

                                                                                      NUMBER OF
                                                                PRINCIPAL           PORTFOLIOS IN       OTHER
                            POSITION      LENGTH OF           OCCUPATION(S)         FUND COMPLEX    DIRECTORSHIPS
          NAME,             WITH THE        TIME                 DURING              OVERSEEN BY       HELD BY
     AGE AND ADDRESS         TRUST         SERVED             PAST 5 YEARS             TRUSTEE         TRUSTEE
-------------------------  ----------   -------------   -------------------------   -------------   -------------
OFFICERS
David I. Goldstein         President    2003-Present    Director, Citigroup since        N/A             N/A
Born: August 3, 1961                                    2003; Director Business &
                                                        Product Development,
                                                        Forum 1999-2003.
Beth P. Hanson             Vice         2003-Present    Relationship Manager;            N/A             N/A
Born: July 15, 1966        President/                   Citigroup since 2003;
                           Assistant                    Relationship Manager,
                           Secretary                    Forum 1999-2003.
Stacey E. Hong             Treasurer    2002-Present    Director, Fund                   N/A             N/A
Born: May 10, 1966                                      Accounting, Citigroup
                                                        since 2003; Director of
                                                        Accounting, Forum
                                                        1999-2003.
David M. Whitaker          Secretary    2004-Present    Counsel, Citigroup since         N/A             N/A
Born: September 6, 1971                                 2004; Assistant Counsel,
                                                        PFPC Inc. (a fund
                                                        services company)
                                                        1999-2004.
-----------------------------------------------------------------------------------------------------------------

FOR MORE INFORMATION                                         MONARCH
                                                              FUNDS

                                                           DAILY ASSETS
                                                          TREASURY FUND

                                                     DAILY ASSETS GOVERNMENT
                                                        OBLIGATIONS FUND

                                                          DAILY ASSETS
                                                        GOVERNMENT FUND

                                                      DAILY ASSETS CASH FUND




        TRANSFER AGENT
  Forum Shareholder Services, LLC
      Two Portland Square
     Portland, Maine 04101






                                                                MONARCH FUNDS
This report is authorized for distribution only to              P.O. Box 446
shareholders and to others who have received a             Portland, Maine 04112
copy of an applicable Monarch Funds prospectus                (800) 754-8757



ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, Monarch Funds has adopted a Code of Ethics as defined in Item 2 of Form N-CSR, which applies to its President and Treasurer. A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees determined that no member of the Audit Committee is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. In addition, the Board recognized that the experience of the Trustees that are members of the Audit Committee is sufficient for them to perform the services required of Audit Committee members.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Monarch Daily Assets Government Fund
Monarch Daily Assets Cash Fund
Monarch Daily Assets Treasury Fund
Monarch Daily Assets Government Obligations Fund

(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $69,500 in 2003 and $73,500 in 2004.

(b) Audit-Related Fees - The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Funds' financial statements and are not reported under paragraph (a) of this Item were $0 in 2003 and $5,032 in 2004.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $26,196 in 2003 and $10,600 in 2004. These services consisted of review or preparation of U.S. federal, state, and local income and excise tax returns.

(d) Other Fees - There were no other fees billed in the Reporting Periods for products and services provided to the Registrant by the principal accountant, or services provided to the investment adviser, other than the services reported above.

(e) (1) The Registrant's Audit Committee pre-approves all audit and permissible non-audit services rendered to the Registrant.

(e) (2) 0.00%

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $26,196 in 2003 and $10,600 in 2004. There were no fees billed in each of the Reporting Periods for non-audit services rendered by the principal accountant to the investment adviser.

(h) If the Registrant's investment adviser has engaged the Registrant's auditor for non-audit services and the engagement relates directly to the operations and financial reporting of the Registrant, the Audit Committee does consider such engagement in evaluating the independence of the Registrant's auditor.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS
Not applicable.

ITEM 7. PROXY VOTING POLICY FOR CLOSED-END FUNDS
Not applicable.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable.

ITEM 10. CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) (1) Code of Ethics.

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit furnished herewith).

                                   SIGNATURES

       PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934
           AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS
            DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE
                     UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

Registrant:       Monarch Funds


By      /s/ David I. Goldstein
        ______________________________
         David I. Goldstein, President

Date    November 5, 2004
        ______________________________

   PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
      INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY
          THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE
                     CAPACITIES AND ON THE DATES INDICATED.


By      /s/ David I. Goldstein
        ______________________________
         David I. Goldstein, President

Date    November 5, 2004
        ______________________________


By      /s/ Stacey E. Hong
        ______________________________
         Stacey E. Hong, Treasurer

Date    November 5, 2004
        ______________________________